Leases	12 Months Ended
Dec. 31, 2020
UNITED WHOLESALE MORTGAGE, LLC
Lease [Line Items]
Leases
NOTE 6 – LEASES
Lease
Right-of-Use
The Company has operating and finance lease arrangements related to its facilities, furniture and fixtures, and information technology equipment. A substantial portion of the Company’s operating lease arrangements are with related party entities. See “Note 15—Related Party Transactions” for further information.
Finance lease
right-of-use
assets were $22.9 million and $0.0 million at December 31, 2020 and 2019 respectively. Finance lease liabilities were $23.1 million and $0.0 million at December 31, 2020 and 2019, respectively. The Company’s financing lease agreements have remaining terms ranging from two to three years. For the year ended December 31, 2020, total interest expense and amortization expense under finance leases amounted to $0.8 million and $5.2 million, respectively.
Operating lease
right-of-use
assets were $93.1 million, including $92.6 million with related parties, and $79.5 million, including $73.2 million with related parties, at December 31, 2020 and 2019, respectively. Operating lease liabilities were $104.5 million, including $104.0 million with related parties, and $91.8 million, including $85.5 million with related parties, at December 31, 2020 and 2019, respectively. The Company’s operating lease agreements have remaining terms ranging from 2 years to 17 years. Certain lease agreements have renewal options. Total lease expense under all operating leases amounted to $10.9 million and $9.5 million for the years ended December 31, 2020 and 2019, respectively. Lease expense for related party leases was $10.6 million and $8.6 million for years ended December 31, 2020 and 2019, respectively. Variable lease expense amounted to $0.6 million and $0.0 million for the years ended December 31, 2020 and 2019, respectively.
Supplemental cash flow information related to leases is as follows (in thousands):

	December 31, 2020	December 31, 2019
Cash paid for the amounts included in the measurement of leases liabilities – operating	$12,551	$8,000
Cash paid for amounts included in the measurement of lease liabilities—financing	$5,049	$—
Operating lease right-of-use assets obtained in exchange for operating leases liabilities 1	$27,630	$82,300
Financing lease right-of-use assets obtained in exchange for finance lease liabilities	$20,120	$—

1	Of the $82.3 million obtained as of December 31, 2019, $76.0 million is related to the adoption of ASU 2016-2.
Additional supplemental information related to leases was as follows:

	December 31, 2020	December 31, 2019
Weighted average remaining lease term – operating leases	15.9 years	16 years
Weighted average remaining lease term – finance leases	2.4 years	—
Weighted average discount rate – operating leases	7.8%	6%
Weighted average discount rate – finance leases	6.2%	—
The maturities of the Company’s operating lease liabilities are summarized below (in thousands):

December 31, 2020	Amounts
2021	$11,493
2022	11,414
2023	11,175
2024	11,175
2025	11,246
Thereafter	124,684

Total lease payments	181,187
Less imputed interest	(76,653)

Total	$104,534

The maturities of the Company’s financing lease liabilities are summarized below (in thousands):

December 31, 2020	Amounts
2021	$10,322
2022	10,083
2023	4,505

Total lease payments	24,910
Less imputed interest	(1,778)

Total	$23,132